Property, plant and equipment - Depreciation rates (Details)	12 Months Ended
Dec. 31, 2024
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Depreciation rate, property, plant and equipment	10.00%
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	16.50%
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	4.73%
Ships [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	8.00%
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	21.47%
Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	10.83%
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	15.75%
Machinery and equipment-fleets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	10.00%
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	13.79%
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	20.27%
Vehicles-Fleet
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	20.00%
Bottom of range [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Bottom of range [member] | Ships [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Bottom of range [member] | Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	2 years
Bottom of range [member] | Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Machinery and equipment-fleets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Bottom of range [member] | Vehicles-Fleet
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	2 years
Top of range [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	25 years
Top of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	25 years
Top of range [member] | Ships [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	20 years
Top of range [member] | Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	20 years
Top of range [member] | Machinery and equipment-fleets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | Vehicles-Fleet
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years